Banking facilities (Details 1)	Mar. 31, 2020	Mar. 31, 2019
Banking Facilities
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	4.71%	4.18%
Term loan	4.06%	3.45%
Revolving loan	4.29%	0.00%